Segment, Geographic and Other Revenue Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment, Geographic and Other Revenue Information
Segment, Geographic and Other Revenue Information

A. Segment Information

We manage our commercial operations through two distinct business segments: Pfizer Innovative Health (IH) and Pfizer Essential Health (EH), which was previously known as Established Products. Beginning in the second quarter of 2016, we reorganized our operating segments to reflect that we now manage our innovative pharmaceutical and consumer healthcare operations as one business segment, IH. From the beginning of our fiscal year 2014 until the second quarter of 2016, these operations were managed as two business segments: the GIP segment and the VOC segment. We have revised prior-period information (Revenues and Earnings, as defined by management) to reflect the reorganization. The IH and EH operating segments are each led by a single manager. Each operating segment has responsibility for its commercial activities and for certain IPR&D projects for new investigational products and additional indications for in-line products that generally have achieved proof-of-concept. Each business has a geographic footprint across developed and emerging markets.
We regularly review our segments and the approach used by management to evaluate performance and allocate resources.

Operating Segments

Some additional information about our business segments follows:
IH Segment	EH Segment
IH focuses on developing and commercializing novel, value-creating medicines and vaccines that significantly improve patients’ lives, as well as products for consumer healthcare.
Key therapeutic areas include internal medicine, vaccines, oncology, inflammation & immunology, rare diseases and consumer healthcare.

EH includes legacy brands that have lost or will soon lose market exclusivity in both developed and emerging markets, branded generics, generic sterile injectable products, biosimilars and, through February 2, 2017, infusion systems. EH also includes an R&D organization, as well as our contract manufacturing business.

Leading brands include:
- Prevnar 13
- Xeljanz
- Eliquis
- Lyrica (U.S., Japan and certain other markets)
- Enbrel (outside the U.S. and Canada)
- Viagra (U.S. and Canada)
- Ibrance
- Xtandi
- Several OTC consumer products (e.g., Advil and Centrum)
Leading brands include: - Lipitor - Premarin family - Norvasc - Lyrica (Europe, Russia, Turkey, Israel and Central Asia countries) - Celebrex - Pristiq - Several sterile injectable products
The following change in 2016 impacted IH:

•
In connection with the formation in early 2016 of the GPD organization, a new unified center for late-stage development for our innovative products, which is generally responsible for the clinical development of assets that are in clinical trials for our WRD and Innovative portfolios, effective in the second quarter of 2016, certain development-related functions transferred from IH to GPD.

The following changes in 2016 impacted EH:

•
Beginning in 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) the revenues and expenses of legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including the revenues and expenses related to our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) the revenues and expenses of legacy Hospira's One-2-One sterile injectables contract manufacturing operation, which has been included in EH since we acquired Hospira on September 3, 2015.

•
In connection with the formation of a new EH R&D organization effective in the first quarter of 2016, certain functions transferred from Pfizer’s WRD organization to the new EH R&D organization. The new R&D organization within EH expects to develop potential new sterile injectable drugs and therapeutic solutions, as well as biosimilars.

Our chief operating decision maker uses the revenues and earnings of the two operating segments, among other factors, for performance evaluation and resource allocation.

Other Costs and Business Activities

Certain costs are not allocated to our operating segment results, such as costs associated with the following:

•
WRD, which is generally responsible for research projects for our IH business until proof-of-concept is achieved and then for transitioning those projects to the IH segment via the newly formed GPD organization for possible clinical and commercial development. R&D spending may include upfront and milestone payments for intellectual property rights. The WRD organization also has responsibility for certain science-based and other platform-services organizations, which provide technical expertise and other services to the various R&D projects, including EH R&D projects. WRD is also responsible for facilitating all regulatory submissions and interactions with regulatory agencies, including all safety-event activities.

•
GPD, which is generally responsible for the clinical development of assets that are in clinical trials for our WRD and Innovative portfolios. GPD also provides technical support and other services to Pfizer R&D projects. In connection with the formation of the GPD organization, effective in the second quarter of 2016, certain development-related functions transferred from WRD and IH to GPD. We have reclassified approximately $78 million of costs in the first quarter of 2016, $341 million of costs in 2015, and $343 million of costs in 2014 from WRD to GPD as well as $76 million of costs in the first quarter of 2016, $318 million of costs in 2015 and $271 million of costs in 2014 from IH to GPD to conform to the presentation as part of GPD in 2016.

•
Pfizer Medical, which is responsible for the provision of medical information to healthcare providers, patients and other parties, transparency and disclosure activities, clinical trial results publication, grants for healthcare quality improvement and medical education, and partnerships with global public health and medical associations. In 2015 and 2014, Medical was also responsible for regulatory inspection readiness reviews, internal audits of Pfizer-sponsored clinical trials and internal regulatory compliance processes, which are now part of the compliance function within Corporate.

•
Corporate, representing platform functions (such as worldwide technology, global real estate operations, legal, finance, human resources, worldwide public affairs, compliance and worldwide procurement) and certain compensation and other corporate costs, such as interest income and expense, and gains and losses on investments.

•
Other unallocated costs, representing overhead expenses associated with our manufacturing and commercial operations that are not directly assessed to an operating segment as business unit (segment) management does not manage these costs (which include manufacturing variances associated with production). The increase in Cost of sales in 2016 reflects, among other items, the change in manufacturing variances driven by demand decreases versus plan for certain legacy Hospira and legacy Pfizer products.

•
Certain transactions and events such as (i) purchase accounting adjustments, where we incur expenses associated with the amortization of fair value adjustments to inventory, intangible assets and PP&E; (ii) acquisition-related costs, where we incur costs for executing the transaction, integrating the acquired operations and restructuring the combined company; and (iii) certain significant items, which are substantive and/or unusual, and in some cases recurring, items that are evaluated on an individual basis by management and which include non-acquisition-related restructuring costs, as well as costs incurred for legal settlements, asset impairments and disposals of assets or businesses, including, as applicable, any associated transition activities.

Segment Assets

We manage our assets on a total company basis, not by operating segment, as many of our operating assets are shared (such as our plant network assets) or commingled (such as accounts receivable, as many of our customers are served by multiple operating segments). Therefore, our chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, we do not report asset information by operating segment. Total assets were approximately $172 billion as of December 31, 2016 and approximately $167 billion as of December 31, 2015.
Selected Income Statement Information

The following table provides selected income statement information by reportable segment:
	Revenues			Earnings(a)			Depreciation and Amortization(b)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Reportable Segments:
IH(c)	$29,197	$26,758	$24,005	$15,854	$14,581	$12,743	$583	$552	$522
EH(d)	23,627	22,094	25,401	12,898	12,714	16,020	600	446	490
Total reportable segments	52,824	48,851	49,406	28,752	27,295	28,763	1,183	998	1,012
Other business activities(e)	—	—	—	(3,184)	(3,091)	(3,151)	86	77	74
Reconciling Items:
Corporate(f)	—	—	—	(5,326)	(5,430)	(5,200)	356	354	384
Purchase accounting adjustments(f)	—	—	—	(4,185)	(3,953)	(3,641)	3,890	3,573	3,782
Acquisition-related costs(f)	—	—	—	(785)	(894)	(183)	7	75	53
Certain significant items(g)	—	—	198	(5,888)	(4,321)	(3,749)	200	48	207
Other unallocated(f)	—	—	—	(1,032)	(642)	(601)	35	33	24
	$52,824	$48,851	$49,605	$8,351	$8,965	$12,240	$5,757	$5,157	$5,537

(a)	Income from continuing operations before provision for taxes on income.

(b)
Certain production facilities are shared. Depreciation is allocated based on estimates of physical production. Amounts here relate solely to the depreciation and amortization associated with continuing operations.

(c)
On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations and IH’s operating results for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. Additionally, in connection with the formation in early 2016 of the GPD organization, effective in the second quarter of 2016, certain development-related functions transferred from IH to GPD. We have reclassified approximately $76 million of costs in the first quarter of 2016, $318 million of costs in 2015 and $271 million of costs in 2014 from IH to GPD to conform to the presentation as part of GPD in 2016.

(d)
On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations and EH’s operating results include legacy Hospira commercial operations, including the legacy Hospira One-2-One contract manufacturing business. In accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira International operations. See Note 2A for additional information. Beginning in 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) the revenues and expenses of legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including the revenues and expenses related to our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) the revenues and expenses of legacy Hospira's One-2-One sterile injectables contract manufacturing operation, which has been included in EH since we acquired Hospira on September 3, 2015. We have reclassified prior period PCS operating results ($506 million of PCS revenues and $96 million of PCS earnings in 2015, which in 2015 includes revenues and expenses related to our manufacturing and supply agreements with Zoetis, and $253 million of PCS revenues and $69 million of PCS earnings in 2014) to conform to the current period presentation as part of EH. As noted above, in connection with the formation in 2016 of a new EH R&D organization, certain functions transferred from Pfizer’s WRD organization to the new EH R&D organization. We have reclassified approximately $274 million of costs in 2015 and $281 million of costs in 2014 from WRD to EH to conform to the current period presentation as part of EH.

(e)	Other business activities includes the costs managed by our WRD, GPD and Pfizer Medical organizations.

(f)	For a description, see the “Other Costs and Business Activities” section above.

(g)
Certain significant items are substantive and/or unusual, and in some cases recurring, items (such as restructuring or legal charges) that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis.

For Revenues in 2014, certain significant items primarily represent revenues related to our manufacturing and supply agreements with Zoetis.
For Earnings in 2016, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $1.5 billion, (ii) charges for certain legal matters of $494 million, (iii) an impairment charge related to the write-down of the HIS net assets to fair value less estimated costs to sell of $1.7 billion, (iv) certain asset impairment charges of $1.4 billion, (v) charges for business and legal entity alignment of $261 million and (vi) other charges of $509 million. For additional information, see Note 2B, Note 3 and Note 4.
For Earnings in 2015, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $584 million, (ii) foreign currency loss and inventory impairment related to Venezuela of $878 million, (iii) certain asset impairment charges of $787 million, (iv) a charge related to pension settlements of $491 million, (v) charges for business and legal entity alignment of $282 million, (vi) charges for certain legal matters of $968 million and (vii) other charges of $332 million. For additional information, see Note 3 and Note 4.
For Earnings in 2014, certain significant items includes: (i) charges for certain legal matters of $999 million, (ii) certain asset impairments of $440 million, (iii) a charge for an additional year of Branded Prescription Drug Fee of $215 million, (iv) restructuring charges and implementation costs associated with our cost-reduction initiatives that are not associated with an acquisition of $598 million, (v) an upfront fee associated with collaborative arrangement with Merck KGaA of $1.2 billion, (vi) charges for business and legal entity alignment of $168 million and (vii) other charges of $165 million. For additional information, see Note 2D, Note 3 and Note 4.

Equity in the net income of investees accounted for by the equity method is not significant for any of our operating segments.
The operating segment information does not purport to represent the revenues, costs and income from continuing operations before provision for taxes on income that each of our operating segments would have recorded had each segment operated as a standalone company during the periods presented.

B. Geographic Information

Revenues exceeded $500 million in each of 11 countries outside the U.S. in 2016 and in each of 12 countries outside the U.S. in 2015 and 2014, respectively. The U.S. is the only country to contribute more than 10% of total revenue in 2016, 2015 and 2014.

The following table provides revenues by geographic area:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
United States(a)	$26,369	$21,704	$19,073
Developed Europe(a), (b)	9,306	9,714	11,719
Developed Rest of World(a), (c)	6,729	6,298	7,314
Emerging Markets (a), (d)	10,420	11,136	11,499
Revenues	$52,824	$48,851	$49,605

(a)
On June 24, 2016, we acquired Anacor and on September 28, 2016, we acquired Medivation. Commencing from their respective acquisition dates, our results of operations include the operating results of Anacor and Medivation. In accordance with our domestic reporting period, our results of operations for 2016 include approximately six months of legacy Anacor operations, which were immaterial, and approximately three months of legacy Medivation operations. On September 3, 2015, we acquired Hospira. Commencing from the acquisition date, our results of operations include the operating results of Hospira. In accordance with our domestic and international reporting periods, our results of operations for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. See Note 2A for additional information.

(b)
Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $7.2 billion in 2016, $7.4 billion in 2015 and $9.0 billion in 2014.

(c)	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.

(d)
Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.

Long-lived assets by geographic region follow(a):
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Property, plant and equipment, net
United States	$6,649	$7,072	$5,575
Developed Europe(b)	4,228	4,376	4,606
Developed Rest of World(c)	643	660	617
Emerging Markets(d)	1,797	1,658	963
Property, plant and equipment, net	$13,318	$13,766	$11,762

(a)
Reflects legacy Medivation and legacy Anacor amounts in 2016, commencing on the Medivation acquisition date, September 28, 2016, and Anacor acquisition date, June 24, 2016. Reflects legacy Hospira amounts in 2016 and 2015 commencing on the Hospira acquisition date, September 3, 2015.

(b)	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.

(c)
Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand. Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Africa, Eastern Europe, Central Europe, the Middle East and Turkey.

C. Other Revenue Information

Significant Customers

We sell our biopharmaceutical products primarily to customers in the wholesale sector. In 2016, sales to our three largest U.S. wholesaler customers represented approximately 16%, 12% and 10% of total revenues, respectively, and, collectively, represented approximately 29% of total trade accounts receivable as of December 31, 2016. In 2015, sales to our three largest U.S. wholesaler customers represented approximately 14%, 11% and 10% of total revenues, respectively, and, collectively, represented approximately 23% of total trade accounts receivable as of December 31, 2015. In 2014, sales to our three largest U.S. wholesaler customers represented approximately 13%, 10% and 9% of total revenues, respectively, and, collectively, represented approximately 25% of total trade accounts receivable as of December 31, 2014. For all years presented, these sales and related trade accounts receivable were concentrated in our biopharmaceutical businesses.

Significant Product Revenues

The following table provides detailed revenue information:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014

PFIZER INNOVATIVE HEALTH (IH)(a)	$29,197	$26,758	$24,005
Internal Medicine	$8,858	$7,611	$6,727
Lyrica IH(b)	4,165	3,655	3,350
Viagra IH(c)	1,181	1,297	1,181
Chantix/Champix	842	671	647
Toviaz	258	267	288
BMP2	251	232	228
Alliance revenues(d)	1,588	1,256	759
All other Internal Medicine(e)	573	233	276
Vaccines	$6,071	$6,454	$4,480
Prevnar 13/Prevenar 13	5,718	6,245	4,464
FSME/IMMUN-TicoVac	114	104	—
All other Vaccines	239	104	16
Oncology	$4,563	$2,955	$2,218
Ibrance	2,135	723	—
Sutent	1,095	1,120	1,174
Xalkori	561	488	438
Inlyta	401	430	410
Xtandi alliance revenues	140	—	—
All other Oncology	231	194	195
Inflammation & Immunology (I&I)	$3,928	$3,918	$4,241
Enbrel (Outside the U.S. and Canada)	2,909	3,333	3,850
Xeljanz	927	523	308
All other I&I	93	61	82
Rare Disease	$2,369	$2,425	2,893
BeneFIX	712	752	856
Genotropin	579	617	723
Refacto AF/Xyntha	554	533	631
Somavert	232	218	229
Rapamune	170	197	339
All other Rare Disease	122	108	114
Consumer Healthcare	$3,407	$3,395	$3,446
PFIZER ESSENTIAL HEALTH (EH)(f)	$23,627	$22,094	$25,600
Legacy Established Products (LEP)(g)	$11,194	$11,745	$13,016
Lipitor	1,758	1,860	2,061
Premarin family	1,017	1,018	1,076
Norvasc	962	991	1,112
EpiPen	386	339	294
Xalatan/Xalacom	363	399	495
Relpax	323	352	382
Zoloft	304	374	423
Effexor	278	288	344
Zithromax/Zmax	272	275	311
Xanax/Xanax XR	222	224	253
Cardura	192	210	263
Neurontin	182	196	210
Tikosyn	153	179	141
Depo-Provera	126	170	201
Diflucan	119	181	208
All other LEP	4,538	4,689	5,242
Sterile Injectable Pharmaceuticals (SIP)(h)	$6,018	$3,944	$3,277
Medrol	450	402	381
Sulperazon	396	339	354
Fragmin	318	335	364
Tygacil	274	304	323
All other SIP	4,579	2,563	1,855

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2016	2015	2014
Peri-LOE Products(i)	$4,220	$5,326	$8,855
Lyrica EH(b)	801	1,183	1,818
Celebrex	733	830	2,699
Pristiq	732	715	737
Vfend	590	682	756
Zyvox	421	883	1,352
Viagra EH(c)	383	411	504
Revatio	285	260	276
All Other Peri-LOE Products	276	362	714
Infusion Systems(j)	$1,158	$403	$—
Biosimilars(k)	$319	$63	$—
Inflectra/Remsima	192	30	—
All Other Biosimilars	127	33	—
Pfizer CentreOne(l)	$718	$612	$451
Revenues	$52,824	$48,851	$49,605

Total Lyrica(b)	$4,966	$4,839	$5,168
Total Viagra(c)	$1,564	$1,708	$1,685
Total Alliance revenues	$1,746	$1,312	$957

(a)
The IH business, previously known as the Innovative Products business, encompasses Internal Medicine, Vaccines, Oncology, Inflammation & Immunology, Rare Disease and Consumer Healthcare and includes all legacy Anacor and Medivation commercial operations. Anacor's and Medivation's commercial operations are included in IH's operating results in our consolidated statements of income, commencing from the acquisition date of June 24, 2016 for Anacor and from the acquisition date of September 28, 2016 for Medivation. As a result, IH's revenues for 2016 reflect approximately six months of legacy Anacor operations, which were immaterial, and three months of legacy Medivation operations.

(b)
Lyrica revenues from all of Europe, Russia, Turkey, Israel and Central Asia countries are included in Lyrica EH. All other Lyrica revenues are included in Lyrica IH. Total Lyrica revenues represent the aggregate of worldwide revenues from Lyrica IH and Lyrica EH.

(c)
Viagra revenues from the U.S. and Canada are included in Viagra IH. All other Viagra revenues are included in Viagra EH. Total Viagra revenues represent the aggregate of worldwide revenues from Viagra IH and Viagra EH.

(d)	Includes Eliquis for all years presented and Rebif for 2015 and 2014.

(e)	Includes Eliquis direct sales markets.

(f)
The EH business, previously known as the Established Products business, encompasses Legacy Established Products, Sterile Injectable Pharmaceuticals, Peri-LOE Products, Infusion Systems (through February 2, 2017), Biosimilars and Pfizer CentreOne and includes all legacy Hospira commercial operations. Hospira's commercial operations, including the legacy Hospira One-2-One sterile injectables contract manufacturing business, are included in EH’s operating results in our consolidated statements of income, commencing from the acquisition date of September 3, 2015. Therefore, in accordance with our domestic and international reporting periods, our results of operations and EH's operating results for 2015 reflect four months of legacy Hospira U.S. operations and three months of legacy Hospira international operations. Also, effective as of the beginning of 2016, our contract manufacturing business, Pfizer CentreOne, is part of EH. Pfizer CentreOne consists of (i) legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including our manufacturing and supply agreements with Zoetis, which prior to 2016 was managed outside EH as part of PGS and previously reported in “Other Unallocated” costs; and (ii) legacy Hospira's One-2-One sterile injectables contract manufacturing operation. We have reclassified prior period PCS revenues ($506 million in 2015 and $253 million in 2014) to conform to the current period presentation as part of EH.

(g)	Legacy Established Products include products that have lost patent protection (excluding Sterile Injectable Pharmaceuticals and Peri-LOE Products).

(h)	Sterile Injectable Pharmaceuticals include generic injectables and proprietary specialty injectables (excluding Peri-LOE Products).

(i)
Peri-LOE Products include products that have recently lost or are anticipated to soon lose patent protection. These products primarily include Lyrica in certain developed Europe markets, Pristiq globally, Celebrex, Zyvox and Revatio in most developed markets, Vfend and Viagra in certain developed Europe markets and Japan, and Inspra in the EU.

(j)
Infusion Systems (through February 2, 2017) include Medication Management Systems products composed of infusion pumps and related software and services, as well as IV Infusion Products, including large volume IV solutions and their associated administration sets.

(k)
Biosimilars include Inflectra/Remsima (biosimilar infliximab) in the U.S. and certain international markets, Nivestim (biosimilar filgrastim) in certain European, Asian and Africa/Middle East markets and Retacrit (biosimilar epoetin zeta) in certain European and Africa/Middle East markets.

(l)
Pfizer CentreOne includes (i) revenues from legacy Pfizer's contract manufacturing and active pharmaceutical ingredient sales operation (previously known as Pfizer CentreSource or PCS), including revenues related to our manufacturing and supply agreements with Zoetis; and (ii) revenues from legacy Hospira’s One-2-One sterile injectables contract manufacturing operation.

We performed certain reclassifications, primarily between Legacy Established and Sterile Injectable Pharmaceuticals, to conform to current period presentation.